(Loss) Earnings Per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
(Loss) Earnings Per Share

5. (LOSS) EARNINGS PER SHARE

Basic (loss) earnings per share is computed by dividing (loss) earnings available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted (loss) earnings per share reflects the potential dilution that could occur, if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2019 and 2018:

	Six Months	Six Months
	Ended	Ended
	June 30, 2019	June 30, 2018
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to the Company	$(1,815,273)	$2,004,697
Denominator:
Weighted average outstanding ordinary shares-Basic	41,760,163	40,690,019
-dilutive effect of stock options- employees	-	958,109
-dilutive effect of stock options- nonemployees	-	64,556
Weighted average outstanding ordinary shares- Diluted	41,760,163	41,712,684
(Loss) earnings per share:
Basic	$(0.04)	$0.05
Diluted	$(0.04)	$0.05

The incremental shares were computed under the treasury stock method. There were 1,960,400 stock options for employees and 400,000 stock options/warrants for nonemployees outstanding that were not included in the computation of dilutive weighted-average shares outstanding for the six months ended June 30, 2019, because the effect would be anti-dilutive.